Debt - Credit agreement (Details) - USD ($) $ / shares in Units, $ in Thousands									3 Months Ended	9 Months Ended		12 Months Ended
	Jun. 28, 2021	Jan. 19, 2021	Dec. 16, 2020	Sep. 14, 2020	Jul. 29, 2020	Jun. 23, 2020	Apr. 15, 2020	Mar. 25, 2020	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jun. 16, 2022	Jun. 15, 2022	Jul. 16, 2021	Jul. 15, 2021
Debt
Amount received													$ 955
Loss on extinguishment of debt, net											$ 2,061	$ 2,061	7,715
Debt discount									$ 100				545
Number of shares in exchange of warrant exercise																8,000
Warrant exercise price (in dollars per share)							$ 0.12							$ 33.33	$ 300.00
Proceeds from warrant exercises							$ 600			$ 2,492	45,616	45,616	679
Payment of credit agreement											$ 10,500	$ 10,500
Total debt													13,322
Series G Warrants
Debt
Number of shares in exchange of warrant exercise												11,274
Minimum
Debt
Warrant exercise price (in dollars per share)																	$ 13.20
Credit agreement
Debt
Agreement amount								$ 3,500
Amount received					$ 500	$ 500		2,500
Additional borrowing amount		$ 1,000						$ 1,000
Termination fees		1,000
Closing period								30 days
Threshold period to draw additional amount								5 months
Maximum amount per draw								$ 500
New debt fair value		10,000
Loss on extinguishment of debt, net		3,000							$ (3,000)
Debt discount		500
Credit facility bear interest									2.50%
Other Noncash Expense		$ 100
Number of shares in exchange of warrant exercise							101,717
Warrant exercise price (in dollars per share)							$ 6.00
Proceeds from warrant exercises							$ 600
Payment of credit agreement	$ 10,500
Credit agreement | Series G Warrants
Debt
Warrants issued				24,000				24,000
Number of shares in exchange of warrant exercise		20,000		24,000				24,000
Credit agreement | LIBOR
Debt
Credit facility bear interest		2.50%	2.50%	2.50%
Credit agreement third amendment
Debt
Amount received				$ 1,000
Additional borrowing amount				2,000
Remaining borrowing capacity				1,000
Minimum amount per draw				$ 500
Minimum number of days between borrowings				30 days
New debt fair value				$ 3,900
Loss on extinguishment of debt, net				2,400
Debt discount				$ 600
Credit agreement third amendment | Series G Warrants
Debt
Warrants issued				24,000
Credit agreement fourth amendment
Debt
Amount received			$ 4,000
Additional borrowing amount			4,000
New debt fair value			8,900
Loss on extinguishment of debt, net			5,300
Debt discount			$ 600										$ 500
Total debt												$ 0
Credit agreement fourth amendment | Series G Warrants
Debt
Warrants issued			80,000